Prepaid Expenses and other receivable (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Prepayments to sellers for content	$ 312,136	$ 218,854